UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Rising Dividends Fund
Class A [FRDPX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Rising Dividends Fund returned 8.35%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Franklin Rising Dividends Fund	PAGE 1	158-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	8.35	11.75	12.55
Class A (with sales charge)	2.39	10.50	11.91
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%
Franklin Rising Dividends Fund	PAGE 2	158-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Rising Dividends Fund	PAGE 3	158-ATSR-1125

Franklin Rising Dividends Fund
Class C [FRDTX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$163	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Rising Dividends Fund returned 7.54%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Franklin Rising Dividends Fund	PAGE 1	258-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	7.54	10.92	11.71
Class C (with sales charge)	6.55	10.92	11.71
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%
Franklin Rising Dividends Fund	PAGE 2	258-ATSR-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Rising Dividends Fund	PAGE 3	258-ATSR-1125

Franklin Rising Dividends Fund
Class R [FRDRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Franklin Rising Dividends Fund returned 8.07%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Franklin Rising Dividends Fund	PAGE 1	858-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	8.07	11.47	12.27
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends Fund	PAGE 2	858-ATSR-1125

HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Rising Dividends Fund	PAGE 3	858-ATSR-1125

Franklin Rising Dividends Fund
Class R6 [FRISX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Rising Dividends Fund returned 8.68%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Franklin Rising Dividends Fund	PAGE 1	348-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	8.68	12.11	12.93
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends Fund	PAGE 2	348-ATSR-1125

HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Rising Dividends Fund	PAGE 3	348-ATSR-1125

Franklin Rising Dividends Fund
Advisor Class [FRDAX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Rising Dividends Fund for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Advisor Class shares of Franklin Rising Dividends Fund returned 8.61%. The Fund compares its performance to the S&P 500 Index, which returned 17.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in financials added value, led by investment bank and financial services firm Morgan Stanley, whose shares climbed to all-time highs amid robust earnings momentum and renewed confidence in its strategic initiatives. Big banks benefited from rising trading fees amid uncertainty around government policy and signs of a pickup in dealmaking.

↑
Despite intermittent concerns in the sustainability of artificial intelligence (AI) growth, accelerating AI data center demand growth and robust guidance drove enterprise cloud software provider Oracle’s shares higher, including a one-day, 36% surge as the company reported a massive backlog and booked revenue forecast for its Oracle Cloud Infrastructure business.

↑
Semiconductor and software giant Broadcom’s shares nearly doubled during the period as accelerating demand for custom AI chips positioned the company as a cost-efficient alternative to higher-priced competitors and strengthened confidence in its long-term AI strategy.

Top detractors from performance:
↓
A key driver of underperformance across the information technology, consumer discretionary and communication services sectors was lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents—including chipmaker NVIDIA, Google parent Alphabet and electric vehicle maker Tesla—that advanced sharply but did not meet the portfolio’s dividend screens for investment.

↓
Within the portfolio’s holdings, the largest detractor was insurer UnitedHealth Group, as higher medical costs and rising expenses in its Optum Health division pressured margins, while leadership changes (including the December 2024 murder of then CEO Brian Thompson) and conservative earnings guidance weighed on investor sentiment.

↓
Shares of consulting firm Accenture reached multi-year highs in early 2025, driven by AI and digital tailwinds, but reversed course and declined sharply amid weakness in new bookings, soft U.S. federal contract trends, and investor concerns over significant restructuring costs and workforce reductions.

Franklin Rising Dividends Fund	PAGE 1	658-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	8.61	12.03	12.83
Russell 3000 Index	17.41	15.74	14.71
S&P 500 Index	17.60	16.47	15.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$28,217,936,697
Total Number of Portfolio Holdings	56
Total Management Fee Paid	$133,410,100
Portfolio Turnover Rate	11.20%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Rising Dividends Fund	PAGE 2	658-ATSR-1125

HOW HAS THE FUND CHANGED?
On February 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the technology sector.
Related disclosure regarding the risks of investing in the technology sector was added to the Fund’s prospectus.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Rising Dividends Fund	PAGE 3	658-ATSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,206 in September 30, 2024 and $48,369 in September 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $3,000 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in September 30, 2024 and $10,000 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $70,000 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in September 30, 2024 and $0 in September 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $236,638 in September 30, 2024 and $377,023 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Rising Dividends
Fund
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 21
Tax Information 22
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $100.08 $84.29 $76.32 $90.55 $72.25
Income from investment operations
a
:
Net investment income
b
......................... 0.76 0.90 0.94 0.76 0.63
Net realized and unrealized gains (losses) ........... 6.66 18.92 11.20 (10.61) 18.30
Total from investment operations .................... 7.42 19.82 12.14 (9.85) 18.93
Less distributions from:
Net investment income .......................... (0.71) (0.84) (0.83) (0.64) (0.63)
Net realized gains ............................. (8.28) (3.19) (3.34) (3.74) —
Total distributions ............................... (8.99) (4.03) (4.17) (4.38) (0.63)
Net asset value, end of year ....................... $98.51 $100.08 $84.29 $76.32 $90.55
Total return
c
................................... 8.35% 24.27% 15.99% (11.63)% 26.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.84% 0.84% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.82% 0.83%
d
0.84%
d,e
0.85%
d,e
Net investment income ........................... 0.81% 0.98% 1.11% 0.86% 0.74%
Supplemental data
Net assets , end of year (000’s) ..................... $19,467,848 $19,760,586 $17,081,636 $15,339,642 $17,819,162
Portfolio turnover rate ............................ 11.20% 12.32% 1.88% 3.02%
f
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $97.68 $82.31 $74.58 $88.67 $70.77
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.06 0.21 0.29 0.09 (—)
c
Net realized and unrealized gains (losses) ........... 6.49 18.49 10.97 (10.38) 17.95
Total from investment operations .................... 6.55 18.70 11.26 (10.29) 17.95
Less distributions from:
Net investment income .......................... (0.07) (0.14) (0.19) (0.06) (0.05)
Net realized gains ............................. (8.28) (3.19) (3.34) (3.74) —
Total distributions ............................... (8.35) (3.33) (3.53) (3.80) (0.05)
Net asset value, end of year ....................... $95.88 $97.68 $82.31 $74.58 $88.67
Total return
d
................................... 7.54% 23.33% 15.15% (12.31)% 25.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.58% 1.59% 1.59% 1.60%
Expenses net of waiver and payments by affiliates ....... 1.57% 1.57% 1.58%
e
1.59%
e,f
1.60%
e,f
Net investment income (loss) ...................... 0.07% 0.24% 0.35% 0.10% (—)%
g
Supplemental data
Net assets , end of year (000’s) ..................... $743,907 $900,965 $925,650 $1,101,919 $1,572,738
Portfolio turnover rate ............................ 11.20% 12.32% 1.88% 3.02%
h
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $99.66 $83.95 $76.02 $90.21 $71.98
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.67 0.73 0.54 0.42
Net realized and unrealized gains (losses) ........... 6.62 18.85 11.16 (10.59) 18.24
Total from investment operations .................... 7.15 19.52 11.89 (10.05) 18.66
Less distributions from:
Net investment income .......................... (0.47) (0.62) (0.62) (0.40) (0.43)
Net realized gains ............................. (8.28) (3.19) (3.34) (3.74) —
Total distributions ............................... (8.75) (3.81) (3.96) (4.14) (0.43)
Net asset value, end of year ....................... $98.06 $99.66 $83.95 $76.02 $90.21
Total return .................................... 8.07% 23.95% 15.72% (11.87)% 26.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.08% 1.09% 1.09% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.07% 1.07% 1.08%
c
1.09%
c,d
1.10%
c,d
Net investment income ........................... 0.57% 0.73% 0.85% 0.61% 0.49%
Supplemental data
Net assets , end of year (000’s) ..................... $178,613 $189,852 $168,492 $159,396 $192,325
Portfolio turnover rate ............................ 11.20% 12.32% 1.88% 3.02%
e
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $99.99 $84.22 $76.27 $90.51 $72.21
Income from investment operations
a
:
Net investment income
b
......................... 1.05 1.19 1.21 1.05 0.90
Net realized and unrealized gains (losses) ........... 6.64 18.90 11.18 (10.62) 18.29
Total from investment operations .................... 7.69 20.09 12.39 (9.57) 19.19
Less distributions from:
Net investment income .......................... (1.00) (1.13) (1.10) (0.93) (0.89)
Net realized gains ............................. (8.28) (3.19) (3.34) (3.74) —
Total distributions ............................... (9.28) (4.32) (4.44) (4.67) (0.89)
Net asset value, end of year ....................... $98.40 $99.99 $84.22 $76.27 $90.51
Total return .................................... 8.68% 24.66% 16.36% (11.35)% 26.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.52% 0.52% 0.52% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.51%
c
0.51% 0.51%
d
0.52%
c,d
0.53%
c,d
Net investment income ........................... 1.13% 1.30% 1.42% 1.19% 1.06%
Supplemental data
Net assets , end of year (000’s) ..................... $3,539,590 $3,551,789 $2,923,672 $2,331,423 $2,510,987
Portfolio turnover rate ............................ 11.20% 12.32% 1.88% 3.02%
e
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $100.00 $84.23 $76.27 $90.50 $72.21
Income from investment operations
a
:
Net investment income
b
......................... 1.00 1.13 1.15 0.98 0.84
Net realized and unrealized gains (losses) ........... 6.63 18.90 11.19 (10.61) 18.28
Total from investment operations .................... 7.63 20.03 12.34 (9.63) 19.12
Less distributions from:
Net investment income .......................... (0.94) (1.07) (1.04) (0.86) (0.83)
Net realized gains ............................. (8.28) (3.19) (3.34) (3.74) —
Total distributions ............................... (9.22) (4.26) (4.38) (4.60) (0.83)
Net asset value, end of year ....................... $98.41 $100.00 $84.23 $76.27 $90.50
Total return .................................... 8.61% 24.58% 16.28% (11.41)% 26.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.59% 0.59% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.57% 0.57% 0.58%
c
0.59%
c,d
0.60%
c,d
Net investment income ........................... 1.07% 1.23% 1.36% 1.11% 0.99%
Supplemental data
Net assets , end of year (000’s) ..................... $4,287,978 $4,476,068 $3,878,570 $3,430,804 $4,295,258
Portfolio turnover rate ............................ 11.20% 12.32% 1.88% 3.02%
e
5.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Managed Trust
Schedule of Investments, September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 4.1%
General Dynamics Corp. .............................................. 1,440,000 $ 491,040,000
RTX Corp. ........................................................ 3,920,000 655,933,600
1,146,973,600
Banks 3.2%
JPMorgan Chase & Co. ............................................... 2,825,000 891,089,750
Beverages 1.2%
PepsiCo, Inc. ...................................................... 2,445,000 343,375,800
Biotechnology 1.7%
AbbVie, Inc. ....................................................... 2,105,000 487,391,700
Building Products 2.9%
Carlisle Cos., Inc. ................................................... 920,000 302,643,200
Johnson Controls International plc ....................................... 4,640,000 510,168,000
812,811,200
Capital Markets 7.4%
Ares Management Corp. , A ............................................ 2,077,500 332,171,475
Charles Schwab Corp. (The) ........................................... 5,590,000 533,677,300
Morgan Stanley ..................................................... 4,060,000 645,377,600
Nasdaq, Inc. ....................................................... 6,520,000 576,694,000
2,087,920,375
Chemicals 6.0%
Air Products and Chemicals, Inc. ........................................ 1,140,000 310,900,800
Ecolab, Inc. ........................................................ 1,315,750 360,331,295
Linde plc .......................................................... 1,700,000 807,500,000
Sherwin-Williams Co. (The) ............................................ 641,874 222,255,291
1,700,987,386
Commercial Services & Supplies 1.5%
Cintas Corp. ....................................................... 2,050,000 420,783,000
Consumer Staples Distribution & Retail 3.7%
Casey's General Stores, Inc. ........................................... 500,000 282,660,000
Walmart, Inc. ...................................................... 7,515,000 774,495,900
1,057,155,900
Electric Utilities 1.0%
NextEra Energy, Inc. ................................................. 3,655,000 275,915,950
Electrical Equipment 1.9%
nVent Electric plc ................................................... 5,380,000 530,683,200
Financial Services 3.2%
Visa, Inc. , A ........................................................ 2,632,500 898,682,850
Food Products 0.7%
McCormick & Co., Inc. ............................................... 2,750,000 184,002,500
Health Care Equipment & Supplies 6.6%
Abbott Laboratories .................................................. 4,500,000 602,730,000
Becton Dickinson & Co. ............................................... 1,425,000 266,717,250
STERIS plc ........................................................ 1,070,500 264,884,520
Stryker Corp. ...................................................... 1,970,000 728,249,900
1,862,581,670
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................................... 1,820,500 553,231,745

Franklin Managed Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Durables 0.7%
DR Horton, Inc. ..................................................... 1,140,000 $ 193,195,800
Household Products 2.2%
Colgate-Palmolive Co. ............................................... 2,220,000 177,466,800
Procter & Gamble Co. (The) ........................................... 2,960,000 454,804,000
632,270,800
Industrial Conglomerates 1.6%
Honeywell International, Inc. ........................................... 2,085,000 438,892,500
Insurance 1.5%
Erie Indemnity Co. , A ................................................. 604,250 192,248,180
Marsh & McLennan Cos., Inc. .......................................... 1,210,000 243,851,300
436,099,480
IT Services 1.7%
Accenture plc , A .................................................... 1,990,000 490,734,000
Life Sciences Tools & Services 1.7%
Danaher Corp. ..................................................... 1,250,000 247,825,000
West Pharmaceutical Services, Inc. ...................................... 858,500 225,210,305
473,035,305
Machinery 1.2%
Parker-Hannifin Corp. ................................................ 445,000 337,376,750
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp. ..................................................... 2,223,000 345,209,670
EOG Resources, Inc. ................................................ 1,470,000 164,816,400
Exxon Mobil Corp. ................................................... 2,155,000 242,976,250
753,002,320
Pharmaceuticals 3.5%
Eli Lilly & Co. ...................................................... 610,000 465,430,000
Johnson & Johnson ................................................. 2,830,000 524,738,600
990,168,600
Semiconductors & Semiconductor Equipment 10.7%
Analog Devices, Inc. ................................................. 2,248,500 552,456,450
Applied Materials, Inc. ................................................ 1,350,000 276,399,000
Broadcom, Inc. ..................................................... 4,555,000 1,502,740,050
Texas Instruments, Inc. ............................................... 3,702,500 680,260,325
3,011,855,825
Software 15.3%
Microsoft Corp. ..................................................... 5,130,000 2,657,083,500
Oracle Corp. ....................................................... 3,708,000 1,042,837,920
Roper Technologies, Inc. .............................................. 1,262,500 629,596,125
4,329,517,545
Specialty Retail 3.8%
Lowe's Cos., Inc. .................................................... 2,005,000 503,876,550
Ross Stores, Inc. ................................................... 2,677,500 408,024,225
Tractor Supply Co. .................................................. 2,615,000 148,715,050
1,060,615,825
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. ........................................................ 3,935,000 1,001,969,050

Franklin Managed Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. , B ....................................................... 1,800,000 $ 125,514,000
Trading Companies & Distributors 1.3%
WW Grainger, Inc. ................................................... 398,500 379,754,560
Total Common Stocks (Cost $ 11,206,639,563 ) ...................................
27,907,588,986
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,b
Franklin Institutional U.S. Government Money Market Fund , 4.094% ............. 332,065,022 332,065,022
Total Money Market Funds (Cost $ 332,065,022 ) .................................
332,065,022
Total Short Term Investments (Cost $ 332,065,022 ) ...............................
332,065,022
a
Total Investments (Cost $ 11,538,704,585 ) 100.1% ................................
$28,239,654,008
Other Assets, less Liabilities (0.1) % ...........................................
(21,717,311)
Net Assets 100.0% ...........................................................
$28,217,936,697
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $11,206,639,563
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 332,065,022
Value - Unaffiliated issuers .................................................................. $27,907,588,986
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 332,065,022
Cash .................................................................................... 5,003,700
Receivables:
Capital shares sold ........................................................................ 6,974,307
Dividends ............................................................................... 6,605,369
Total assets .......................................................................... 28,258,237,384
Liabilities:
Payables:
Capital shares redeemed ................................................................... 19,774,880
Management fees ......................................................................... 11,354,030
Distribution fees .......................................................................... 4,688,227
Transfer agent fees ........................................................................ 3,812,395
Trustees' fees and expenses ................................................................. 27,687
Accrued expenses and other liabilities ........................................................... 643,468
Total liabilities ......................................................................... 40,300,687
Net assets, at value ................................................................. $28,217,936,697
Net assets consist of:
Paid-in capital ............................................................................. $9,327,724,029
Total distributable earnings (losses) ............................................................. 18,890,212,668
Net assets, at value ................................................................. $28,217,936,697

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $19,467,848,469
Shares outstanding ........................................................................ 197,622,156
Net asset value per share
a ,b
.................................................................. $98.51
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $104.24
Class C:
Net assets, at value ....................................................................... $743,907,281
Shares outstanding ........................................................................ 7,758,736
Net asset value and maximum offering price per share
a ,b
............................................ $95.88
Class R:
Net assets, at value ....................................................................... $178,613,264
Shares outstanding ........................................................................ 1,821,406
Net asset value and maximum offering price per share
b
............................................. $98.06
Class R6:
Net assets, at value ....................................................................... $3,539,589,729
Shares outstanding ........................................................................ 35,970,876
Net asset value and maximum offering price per share
b
............................................. $98.40
Advisor Class:
Net assets, at value ....................................................................... $4,287,977,954
Shares outstanding ........................................................................ 43,571,104
Net asset value and maximum offering price per share
b
............................................. $98.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $431,439,993
Non-controlled affiliates (Note 3 f ) ............................................................. 18,967,555
Total investment income ................................................................... 450,407,548
Expenses:
Management fees (Note 3 a ) ................................................................... 134,799,626
Distribution fees: (Note 3c )
    Class A ................................................................................ 47,290,230
    Class C ................................................................................ 7,909,750
    Class R ................................................................................ 893,816
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 14,592,595
    Class C ................................................................................ 609,057
    Class R ................................................................................ 137,842
    Class R6 ............................................................................... 503,941
    Advisor Class ............................................................................ 3,250,499
Custodian fees ............................................................................ 163,853
Reports to shareholders fees .................................................................. 1,150,752
Registration and filing fees .................................................................... 205,701
Professional fees ........................................................................... 81,149
Trustees' fees and expenses .................................................................. 305,014
Other .................................................................................... 606,267
Total expenses ......................................................................... 212,500,092
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,389,526)
Net expenses ......................................................................... 211,110,566
Net investment income ................................................................ 239,296,982
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,749,717,076
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (806,354,530)
Net realized and unrealized gain (loss) ............................................................ 1,943,362,546
Net increase (decrease) in net assets resulting from operations .......................................... $2,182,659,528

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Rising Dividends Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $239,296,982 $280,033,776
Net realized gain (loss) ................................................. 2,749,717,076 2,134,493,076
Net change in unrealized appreciation (depreciation) ........................... (806,354,530) 3,454,935,395
Net increase (decrease) in net assets resulting from operations ................ 2,182,659,528 5,869,462,247
Distributions to shareholders:
Class A ............................................................. (1,752,882,468) (808,580,564)
Class C ............................................................. (72,908,038) (35,395,857)
Class R ............................................................. (16,319,016) (7,368,877)
Class R6 ............................................................ (326,580,656) (150,994,973)
Advisor Class ........................................................ (407,452,821) (195,026,871)
Total distributions to shareholders .......................................... (2,576,142,999) (1,197,367,142)
Capital share transactions: (Note 2 )
Class A ............................................................. (37,158,274) (512,779,624)
Class C ............................................................. (135,423,586) (182,005,004)
Class R ............................................................. (8,456,809) (9,326,006)
Class R6 ............................................................ 29,636,596 64,029,364
Advisor Class ........................................................ (116,436,587) (130,774,839)
Total capital share transactions ............................................ (267,838,660) (770,856,109)
Net increase (decrease) in net assets ................................... (661,322,131) 3,901,238,996
Net assets:
Beginning of year ....................................................... 28,879,258,828 24,978,019,832
End of year ........................................................... $28,217,936,697 $28,879,258,828

Franklin Managed Trust
Notes to Financial Statements
Franklin Rising Dividends Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin Rising Dividends Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,620,397 $1,082,033,338 12,507,205 $1,139,633,011
Shares issued in reinvestment of distributions .......... 18,898,042 1,697,283,435 8,981,141 782,204,298
Shares redeemed ............................... (30,341,637) (2,816,475,047) (26,694,187) (2,434,616,933)
Net increase (decrease) .......................... 176,802 $(37,158,274) (5,205,841) $(512,779,624)
Class C Shares:
Shares sold ................................... 800,737 $73,003,544 1,067,320 $94,906,106
Shares issued in reinvestment of distributions .......... 820,585 71,771,010 408,901 34,699,244
Shares redeemed
a
.............................. (3,085,961) (280,198,140) (3,499,148) (311,610,354)
Net increase (decrease) .......................... (1,464,639) $(135,423,586) (2,022,927) $(182,005,004)
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 165,775 $15,319,768 243,299 $22,187,822
Shares issued in reinvestment of distributions .......... 182,081 16,283,127 84,779 7,350,216
Shares redeemed ............................... (431,459) (40,059,704) (430,231) (38,864,044)
Net increase (decrease) .......................... (83,603) $(8,456,809) (102,153) $(9,326,006)
Class R6 Shares:
Shares sold ................................... 5,190,420 $481,985,829 6,067,761 $551,820,455
Shares issued in reinvestment of distributions .......... 3,476,951 311,831,596 1,654,109 144,050,422
Shares redeemed ............................... (8,216,878) (764,180,829) (6,914,320) (631,841,513)
Net increase (decrease) .......................... 450,493 $29,636,596 807,550 $64,029,364
Advisor Class Shares:
Shares sold ................................... 4,696,118 $437,238,455 5,673,949 $515,625,220
Shares issued in reinvestment of distributions .......... 4,237,979 380,160,121 2,090,254 181,984,055
Shares redeemed ............................... (10,123,077) (933,835,163) (9,050,935) (828,384,114)
Net increase (decrease) .......................... (1,188,980) $(116,436,587) (1,286,732) $(130,774,839)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.490% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$5,483,680 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,362,350
CDSC retained .............................................................................. $127,683
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $312,631,626 $3,192,847,791 $(3,173,414,395) $— $— $332,065,022 332,065,022 $18,967,555
Total Affiliated Securities ... $312,631,626 $3,192,847,791 $(3,173,414,395) $— $— $332,065,022 $18,967,555
2025 2024
Distributions paid from:
Ordinary income .......................................................... $220,391,910 $261,755,657
Long term capital gain ...................................................... 2,355,751,089 935,611,485
$2,576,142,999 $1,197,367,142
Cost of investments .......................................................................... $11,562,340,061
Unrealized appreciation ........................................................................ $16,744,700,921
Unrealized depreciation ........................................................................ (67,386,974)
Net unrealized appreciation (depreciation) .......................................................... $16,677,313,947
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$3,042,771,410 and $5,647,570,906, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2025, the Fund did not use the Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
Distributable earnings:
Undistributed ordinary income ................................................................... $54,410,367
Undistributed long term capital gains .............................................................. 2,158,488,354
Total distributable earnings ..................................................................... $2,212,898,721
4. Income Taxes
(continued)

Franklin Managed Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Rising Dividends Fund
(continued)
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Managed Trust and Shareholders of Franklin Rising Dividends Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Rising Dividends Fund (the "Fund") as of September 30, 2025, the related statement of operations for the year ended
September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30,
2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Managed Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,583,541,364
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $394,395,297
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $431,763,726

Franklin Managed Trust

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Managed Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance was largely due to the strong outperformance of a number of technology-oriented companies in 2023 and 2024, collectively known as the “Magnificent Seven.” Management also explained that, while the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in 2022, the cumulative impact on Fund performance given the strong performance of the “Magnificent Seven” in 2023 and 2024 adversely impacted the Fund’s performance during these periods. Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the
“Magnificent Seven” as most “Magnificent Seven” companies do not meet the Fund’s dividend growth criteria. Management

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Annual Report
further noted that in periods of outperformance by high growth but low or inconsistent dividend-paying stocks, the Fund’s strategy would be likely to lag the broad market. The Board noted that, nevertheless, in this environment, the Fund’s annualized total return had been strong for each of the one-, three-, five-, and 10 year periods, at 10.82%, 3.58%, 10.35%, and
10.33%, respectively. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including enhancements to its investment process. The Board concluded that the
Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 10 other large-cap core funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were equal to the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

4358-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Managed Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025